CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 152,984		$ 179,718
Term deposits	116,284		103,331
Restricted Cash	3,767
Accounts receivable, net of allowance of US$3,918 and US$8,892 as of December 31, 2013 and 2014, respectively	88,691		81,908
Inventory	13,135		8,443
Deferred tax assets, current portion	1,288	[1]	1,131	[1]
Prepaid expenses and other current assets (including US$8,914 and US$6,781 of prepayment to related parties as of December 31, 2013 and 2014, respectively)	44,136		42,761
Total current assets	420,285		417,292
Non-current assets:
Equity investments, net	35,249	[2]	81,972	[2]
Property and equipment, net	5,984		3,615
Intangible assets, net	33,890		18,533
Goodwill	320,424		76,020
Deferred tax assets, non-current portion	167		278
Other non-current assets (including US$344 and US$352 of prepayment to related parties as of December 31, 2013 and 2014, respectively)	17,809		11,652
Total Assets	833,808		609,362
Current liabilities:
Accounts payable* (including accounts payable of US$54 and US$0 to a related party and accounts payable of the consolidated variable interest entities without recourse to the Company of US$10,411 and US$22,428 as of December 31, 2013 and 2014, respectively)	24,050	[3]	11,726	[3]
Receipt in advance* (including receipt in advance of the consolidated variable interest entities without recourse to the Company of US$5,210 and US$12,551 as of December 31, 2013 and 2014, respectively)	12,552	[3]	5,383	[3]
Deferred revenue* (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$9,671 and US$11,255 as of December 31, 2013 and 2014, respectively)	14,922	[3]	21,072	[3]
Consideration payable of acquiring an associate/investee* (including consideration payable of acquiring an associate of consolidated variable interest entities without recourse to the Company of US$25,217 and US$817 as of December 31, 2013 and 2014, respectively)	817	[3]	25,217	[3]
Accrued expenses and other current liabilities* (including accrued expenses and other current liabilities of US$0 and US$6,633 to a related party and accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$12,153 and US$25,198 as of December 31, 2013 and 2014, respectively)	35,239	[3]	26,401	[3]
Tax payable* (including tax payable of the consolidated variable interest entities without recourse to the Company of US$3,907 and US$5,576 as of December 31, 2013 and 2014, respectively)	5,658	[3]	4,084	[3]
Total current liabilities	93,238		93,883
Non-current liabilities:
Convertible debts	172,500		172,500
Deferred tax liabilities, non-current* (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$2,301 and US$8,859 as of December 31, 2013 and 2014, respectively)	9,159	[3]	2,755	[3]
Other non-current liabilities			68
Total Liabilities	274,897		269,206
Commitments and contingencies
Mezzanine equity	21,854
NQ Mobile Inc.'s shareholders' equity
Additional paid-in capital	571,606		337,879
Statutory reserve	10,577		9,636
Treasury stock at cost (4,646,245 and 17,154,650 shares, respectively, as of December 31, 2013 and 2014, respectively)	(19,196)		(8,028)
Accumulated deficit	(91,484)		(13,805)
Accumulated other comprehensive income	8,379		8,039
Total NQ Mobile Inc.'s shareholders' equity	479,929		333,752
Non-controlling interest	57,128		6,404
Total equity	537,057		340,156
Total Liabilities, Mezzanine equity and Equity	833,808		609,362
Class A common shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares	42		26
Class B common shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares	$ 5		$ 5

[1]	Deferred income tax assets are evaluated on the basis of each operating entity. For any entities in loss in the year of 2014, the Group took full allowance against the net deferred tax assets. For entities in profit in the year of 2014, the Group assesses the likelihood that the Group will recover the deferred tax assets from future taxable income. The total current deferred income tax assets were resulted from deductible advertising expenses, bad debt provision, accruals, accrued but unpaid payrolls and fixed asset depreciation from entities in profit in 2014.
[2]	Balances are presented using period-end exchange rate of RMB against USD.
[3]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(d)).